Lease Receivables and Other Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Receivables and Other Assets
Lease receivables	$ 237,753	$ 199,694	$ 222,637
AeroTurbine Inventory	184,425	149,390	148,452
Lease incentive costs, net of amortization	173,995	128,616	119,878
Straight-line rents and other assets	205,841	226,609
Goodwill and Other intangible assets	47,481	48,887	51,965
Notes and trade receivables, net of allowance	19,105	23,181	9,489
Derivative assets		54	198
Total	868,600	776,431
Interest rate on notes receivable, minimum (as a percent)	2.00%	2.00%
Interest rate on notes receivable, maximum (as a percent)	10.50%	10.40%
Allowance for credit losses
Balance at the beginning of the period		41,396	21,042
Provision		(9,727)	20,354
Write-offs		(31,669)
Balance at the end of the period			$ 41,396